Inventories (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventories (Details) [Abstract]
Finished goods	$ 724,813,914	$ 670,291,000
Raw materials and purchased components	225,878,997	206,525,000
Health care supplies	381,908,095	395,342,000
Work in process	77,233,111	68,593,000
Inventories	1,409,834,000	$ 1,340,751,000
Inventories [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Due within one year	442,024,000
Purchase obligations under certain unconditional purchase agreements committed as of the balance sheet date	$ 213,338,000